SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Note 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying consolidated financial statements have been prepared in accordance with the Financial Accounting Standards Board (“FASB”) “FASB Accounting Standard Codification™” (the “Codification”) which is the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation of financial statements in conformity with generally accepted accounting principles (“GAAP”) in the United States.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make judgments, estimates and assumptions that affect the amounts reported in the Company’s consolidated financial statements and accompanying notes. Actual results could differ materially from those estimates.

Cash and Cash Equivalents

The Company considers all highly liquid investments with maturities of ninety days or less to be cash equivalents. Cash equivalents consisted of money market funds as of December 31, 2012 and 2011. The Company maintains its cash in bank deposit accounts which, at times, may exceed the federally insured limits.  Restricted cash consists of a $250,000 letter of credit issued in favor of one of the Company’s key product development vendors for each of the years ended December 31, 2012 and 2011 and a $157,463 letter of credit in favor of a landlord for the year ended December 31, 2012.  Non-current restricted cash as of December 31, 2012 and 2011 represents a security deposit on the Company’s leased offices.

Accounts Receivable

Accounts receivable represent amounts billed by the Company. An allowance for doubtful accounts is determined based on management’s best estimate of probable losses inherent in the accounts receivable balance. Amounts determined to be uncollectible are written off against the allowance.  Management assesses the allowance based on information regarding nature of the receivables and historical experience.

Intangible Assets and Other Long-Lived Assets

The Company records intangible assets at the acquisition date fair value. In connection with the acquisition of Durham Pharmaceuticals Ltd., a North Carolina corporation doing business as Echo Therapeutics, Inc. (the “ETI Acquisition”), intangible assets related to contractual arrangements were amortized over the estimated useful life of three (3) years and ended in 2010.  Intangible assets related to technology are expected to be amortized on a straight-line basis over the period ending in 2019 and will commence upon revenue generation.

The Company reviews intangible assets annually to determine if any adverse conditions exist or a change in circumstances has occurred that would indicate impairment or a change in the remaining useful life of any intangible asset. Conditions that would indicate impairment and trigger an impairment assessment include, but are not limited to, a significant adverse change in legal factors or business climate that could affect the value of an asset, or an adverse action or assessment by a regulator. If the carrying value of an asset exceeds its undiscounted cash flows, the Company writes down the carrying value of the intangible asset to its fair value in the period identified.

For other long-lived assets, the Company evaluates quarterly whether events or circumstances have occurred that indicate that the carrying value of these assets may be impaired.

The Company generally calculates fair value as the present value of estimated future cash flows it expects to generate from the asset using a risk-adjusted discount rate. If the estimate of an intangible asset’s remaining useful life is changed, the Company amortizes the remaining carrying value of the intangible asset prospectively over the revised remaining useful life.

The Company performs a regular review of the underlying assumptions, circumstances, time projections and revenue and expense estimates to decide if there is a possible impairment. In reviewing the long-lived assets relating to the ETI Acquisition as of December 31, 2012, the Company concluded that there was no impairment of the carrying value of such long-lived assets. No impairment losses were recorded for the years ended December 31, 2012, 2011 and 2010.

Depreciation and Amortization

The Company provides for depreciation and amortization by charges to operations for the cost of assets using the straight-line method based on the estimated useful lives of the related assets, as follows:

Asset Classification	Estimated Useful Life
Computer equipment	3 years
Office and laboratory equipment	3-5 years
Furniture and fixtures	7 years
Manufacturing equipment	5 years
Leasehold improvements	Life of lease

Share-Based Payments

The Company recognizes compensation costs resulting from the issuance of stock-based awards to employees and directors as an expense in the statement of operations over the service period based on a measurement of fair value for each stock award. The Company’s policy is to grant employee and director stock options with an exercise price equal to or greater than the fair value of the Common Stock at the date of grant.

The Company recognizes compensation costs resulting from the issuance of stock-based awards to non-employees as an expense in the statement of operations over the service period based on a measurement of fair value for each stock award.

Fair Values of Assets and Liabilities

The Company groups its financial assets and financial liabilities generally measured at fair value in three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value.

Level 1:	Valuation is based on quoted prices in active markets for identical assets or liabilities. Level 1 assets and liabilities generally include debt and equity securities that are traded in an active exchange market. Valuations are obtained from readily available pricing sources for market transactions involving identical assets or liabilities.

Level 2:	Valuation is based on observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. For example, Level 2 assets and liabilities may include debt securities with quoted prices that are traded less frequently than exchange-traded instruments.

Level 3:	Valuation is based on unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation. This category generally includes certain private equity investments and long-term derivative contracts.

The Company's financial liabilities measured at fair value on December 31, 2012 and 2011 consists of a derivative warrant liability which is classified as Level 3 in fair value hierarchy (see Note 7). The Company uses a valuation method, the Black-Scholes option pricing model, and the requisite assumptions in estimating the fair value for the warrants considered to be derivative instruments. These assumptions include the fair value of the underlying stock, risk-free interest rates, volatility, expected life and dividend rates. The Company has no financial assets measured at fair value.

The Company may also be required, from time to time, to measure certain other financial assets at fair value on a nonrecurring basis. These adjustments to fair value usually result from application of lower-of-cost-or-market accounting or write-downs of individual assets. There were no such adjustments in the years ended December 31, 2012, 2011 and 2010.

Derivative Instruments

The Company generally does not use derivative instruments to hedge exposures to cash-flow or market risks; however, certain warrants to purchase Common Stock that do not meet the requirements for classification as equity are classified as liabilities. In such instances, net-cash settlement is assumed for financial reporting purposes, even when the terms of the underlying contracts do not provide for a net-cash settlement. Such financial instruments are initially recorded at fair value with subsequent changes in fair value charged (credited) to operations in each reporting period. If these instruments subsequently meet the requirements for classification as equity, the Company reclassifies the fair value to equity.

Concentration of Credit Risk

The Company has no significant off-balance-sheet risk. Financial instruments, which subject the Company to credit risk, principally consist of cash and cash equivalents. The Company mitigates its risk by maintaining the majority of its cash and equivalents with high-quality financial institutions.

Financial Instruments

The estimated fair value of the Company’s financial instruments, which include cash and cash equivalents, restricted cash, accounts receivable, accounts payable and capital lease obligation, approximates their carrying value due to the short-term nature of these instruments and their market terms.  The Company estimates the fair value of its notes payable to be its face value of $3,000,000, which exceeds the carrying value because the carrying value has been recorded net of debt discounts.

Net Loss per Common Share

Basic and diluted net loss per share of Common Stock has been computed by dividing the net loss applicable to common stockholders in each period by the weighted average number of shares of Common Stock outstanding during such period. For the periods presented, options, warrants and convertible securities were anti-dilutive and therefore excluded from diluted loss per share calculations.

Segment Information

Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision maker, or decision making group, in making decisions regarding resource allocation and assessing performance. To date, the Company has viewed its operations and manages its business as principally one operating segment, which is the development of transdermal skin permeation and diagnostics medical devices and, specialty pharmaceutical drugs. As of December 31, 2012 and 2011, all of the Company’s assets were located in the United States.

Grant Income

Grants received are recognized as income when the related work is performed and the qualifying research and development costs are incurred and are presented as Other Income on the Company’s consolidated statements of operations.  The Company received a grant totaling approximately $244,500 under the Qualified Therapeutic Discovery Project Grants Program during 2010.  The Qualified Therapeutic Discovery Project Grants Program was included in the healthcare reform legislation and established a one-time pool of $1 billion for grants to small biotechnology companies developing novel therapeutics which show potential to: (a) result in new therapies that either treat areas of unmet medical need, or prevent, detect, or treat chronic or acute diseases and conditions; (b) reduce long-term health care costs in the United States; or (c) significantly advance the goal of curing cancer within the next 30-year period.

Research and Development Expenses

The Company charges research and development expenses to operations as incurred. Research and development expenses primarily consist of salaries and related expenses for personnel and outside contractor and consulting services. Other research and development expenses include the costs of materials and supplies used in research and development, prototype manufacturing, clinical studies, related information technology and an allocation of facilities costs.

Income Taxes

The Company is primarily subject to U.S. federal, Massachusetts, Pennsylvania and New Jersey state income tax. Tax years subsequent to 2008 remain open to examination by U.S. federal and state tax authorities.

For federal and state income taxes, deferred tax assets and liabilities are recognized based upon temporary differences between the financial statement and the tax basis of assets and liabilities. Deferred income taxes are based upon prescribed rates and enacted laws applicable to periods in which differences are expected to reverse. A valuation allowance is recorded when it is more likely than not that some portion or all of the deferred tax assets will not be realized. Accordingly, since the Company cannot be assured of realizing the deferred tax asset, a full valuation allowance has been provided.

When tax returns are filed, it is highly certain that some positions taken would be sustained upon examination by the taxing authorities, while others are subject to uncertainty about the merits of the position taken or the amount of the position that would be ultimately sustained. The benefit of a tax position is recognized in the financial statements in the period during which, based on all available evidence, management believes it is more likely than not that the position will be sustained upon examination, including the resolution of appeals or litigation processes, if any. Tax positions taken are not offset or aggregated with other positions. Tax positions that meet the more-likely-than-not recognition threshold are measured as the largest amount of tax benefit that is more than 50% likely of being realized upon settlement with the applicable taxing authority. The portion of the benefits associated with tax positions taken that exceeds the amount measured as described above is reflected as a liability for unrecognized tax benefits in the accompanying balance sheet along with any associated interest and penalties that would be payable to the taxing authorities upon examination. There was no uncertain tax position liabilities recorded at December 31, 2012 and 2011.

The Company’s policy is to recognize interest and penalties related to income tax matters in income tax expense. As of December 31, 2012 and 2011, the Company had no accruals for interest or penalties related to income tax matters.

Licensing and Other Revenue Recognition

To date, the Company has generated revenue primarily from licensing agreements, including upfront, nonrefundable license fees, with collaborators and licensees. The Company recognizes revenue when the following criteria have been met:

persuasive evidence of an arrangement exists;
delivery has occurred and risk of loss has passed;
the price to the buyer is fixed or determinable; and
collectability is reasonably assured

In addition, when evaluating multiple element arrangements, the Company considers whether the components of the arrangement represent separate units of accounting. Multiple elements are divided into separate units of accounting if specified criteria are met, including whether the delivered element has stand-alone value to the customer and whether there is objective and reliable evidence of the fair value of the undelivered items. The consideration received is allocated among the separate units based on their respective fair values, and the applicable revenue recognition criteria are applied to each of the separate units. Otherwise, the applicable revenue recognition criteria are applied to combined elements as a single unit of accounting.

The Company typically receives upfront, nonrefundable payments for the licensing of its intellectual property upon the signing of a license agreement. The Company believes that these payments generally are not separable from the payments it receives for providing research and development services because the license does not have stand-alone value from the research and development services it provides under its agreements. Accordingly, the Company accounts for these elements as one unit of accounting and recognizes upfront, nonrefundable payments as revenue on a straight-line basis over its contractual or estimated performance period. Revenue from the reimbursement of research and development efforts is recognized as the services are performed based on proportional performance adjusted from time to time for any delays or acceleration in the development of the product and is included in Other Revenue. The Company determines the basis of the estimated performance period based on the contractual requirements of its collaboration agreements. At each reporting period, the Company evaluates whether events warrant a change in the estimated performance period.

Other Revenue includes amounts earned and billed under the license and collaboration agreements for reimbursement of research and development costs for contract engineering services. For the services rendered, principally third-party contract engineering services, the revenue recognized approximates the costs associated with the services.

Recently Issued Accounting Pronouncements

In July 2012, the FASB issued Accounting Standards Update ("ASU") No. 2012-02, Testing Indefinite-Lived Intangible Assets for Impairment, which gives companies the option to perform a qualitative assessment to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired.  If a company determines that it is more likely than not that the fair value of such an asset exceeds its carrying amount, it would not need to calculate the fair value of the asset in that year.  However, if a company concludes otherwise, it must calculate the fair value of the asset, compare that value with its carrying amount and record an impairment charge, if any.  The amendments in the ASU are effective for annual and interim indefinite-lived intangible asset impairment tests performed for fiscal years beginning after September 15, 2012, which is fiscal 2013 for the Company.  Early adoption is permitted. The Company is currently assessing its adoption plans.

In December 2011, the FASB issued ASU 2011-11, Disclosures about Offsetting Assets and Liabilities (Topic 210), that provides amendments for disclosures about offsetting assets and liabilities.  The amendments require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement.  This scope would include derivatives, sale and repurchase agreements and reverse sale and repurchase agreements, and securities borrowing and securities lending arrangements.  The amendments are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Disclosures required by the amendments should be provided retrospectively for all comparative periods presented. For the Company, the amendment is effective for fiscal year 2013.  The Company is currently evaluating the impact these amendments may have on its disclosures.